Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net earnings (loss)	$ 48,377	$ (184,034)	$ 116,684	$ (140,481)
Other comprehensive income:
Amounts reclassified to net earnings (loss) during the period relating to cash flow hedging instruments (note 16 (c))	342	1,414	2,479	3,522
Comprehensive income (loss)	$ 48,719	$ (182,620)	$ 119,163	$ (136,959)